New Standards And Interpretations - Schedule of Significant Effects of Adopting IFRS 16 (Parenthetical) (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018
Disclosure Of Initial Application Of Standards Or Interpretations [Line Items]
Right of use assets	$ 3,735	$ 3,801	$ 0
Effect of Application of New Standards [Member] | Property, plant and equipment [member]
Disclosure Of Initial Application Of Standards Or Interpretations [Line Items]
Right of use assets		66
Effect of Application of New Standards [Member] | Prepayment under Current Assets [Member]
Disclosure Of Initial Application Of Standards Or Interpretations [Line Items]
Right of use assets		59
Effect of Application of New Standards [Member] | Prepaid Land Lease Payments under Non-current Assets [Member]
Disclosure Of Initial Application Of Standards Or Interpretations [Line Items]
Right of use assets		$ 978